Note 23 - Subsequent Events (Details Textual) - JPY (¥) ¥ / shares in Units, ¥ in Thousands					1 Months Ended
	Jun. 24, 2016	Nov. 09, 2015	Nov. 07, 2014	Nov. 08, 2013	Jun. 26, 2015	Jun. 25, 2014	Jun. 26, 2013
Subsequent Event [Member]
Common Stock, Dividends, Per Share, Declared	¥ 11
Dividends, Common Stock, Cash	¥ 505,480
Common Stock, Dividends, Per Share, Declared		¥ 11	¥ 11	¥ 11	¥ 11	¥ 11	¥ 10